Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 18,717	$ 18,238
Less: accumulated depreciation	(10,692)	(10,038)
Property, plant and equipment, net	8,025	8,200
Building improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,455	6,457
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,561	6,163
Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,457	3,437
Office equipment, furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,833	1,764
Automobiles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 411	$ 417